Insurance Recoveries (Schedule of Business Insurance Recoveries) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Interruption Loss [Line Items]
Total net recoveries	$ 0	$ 0	$ 18	[1]
Property Damage [Member]
Business Interruption Loss [Line Items]
Total net recoveries			8
Business Interruption [Member]
Business Interruption Loss [Line Items]
Total net recoveries			10
Consumer Specialties [Member] | Narrows, Virginia [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	9	0	0
Industrial Specialties [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Insurance recoveries	0	0	25
Other Activities [Member] | Narrows, Virginia [Member]
Business Interruption Loss [Line Items]
Captive charges	(9)	0	0
Other Activities [Member] | Edmonton, Alberta, Canada [Member]
Business Interruption Loss [Line Items]
Captive charges	$ 0	$ 0	$ (7)

[1]	Total net recoveries for the year ended December 31, 2010 consists of $8 million related to property damage and $10 million related to business interruption.